Shareholders' equity (Tables)	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Schedule of Classes of Share Capital

	As at March 31, 2021 (in Million)	As at March 31, 2021 ( ₹ Million)	As at March 31, 2022 (in Million)	As at March 31, 2022 ( ₹ Million)	As at March 31, 2022 (US dollars in million)
Authorised Share Capital:
Opening and closing balance (equity shares of ₹ 1 each with voting rights) a	44,020	44,020	44,020	44,020	580
Authorised preference share capital:
Opening and closing balance (preference shares of ₹ 10 each)	3,010	30,100	3,010	30,100	397
Issued, subscribed and paid up
Equity shares of ₹ 1 each with voting right a,b,c,d	3,718	3,718	3,718	3,718	49

a)	The Company has one class of equity shares having a par value of ₹ 1 per share. Each shareholder is eligible for one vote per share held and dividend as and when declared by the Company.
b)
This includes 160,903,244 equity shares in the form of 40,225,811 American Depository Shares (ADS) as at March 31, 2021. The American Depository Shares (ADS) of the Company have been delisted from NYSE effective close of trading on NYSE on November 8, 2021. Refer Group overview section for detailed note.

c)
Includes 308,232 equity shares as at March 31, 2021 and 305,832 equity shares as at March 31, 2022 kept in abeyance. These shares are not part of listed equity capital and pending allotment as they are sub-judice.

d)	Includes 12,193,159 equity shares as at March 31, 2021 and 8,693,406 equity shares as at March 31, 2022 held by Vedanta Limited ESOS Trust.